Income Taxes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 13, 2024	Dec. 31, 2020
Income Tax [Line Items]
Operating loss carryforwards without expiration date		$ 232,681
Valuation allowance		44,774	$ 54,220	$ 23,999		$ 9,026
Valuation allowance, increase (decrease), amount		(9,446)
Undistributed earnings of foreign subsidiaries		$ 20,203
Effective income tax rate		11.30%	45.10%	0.20%
Unrecognized tax benefits		$ 21,398	$ 41,925	$ 45,865		$ 32,906
Interest and penalties		12,695	22,918
Decrease related to interest and penalties		9,320
Settlement related to interest and penalties		4,578
Interest expenses		2,753	5,687	4,555
Income tax credits and adjustments	$ 1,649
Secretariat of the Federal Revenue Bureau of Brazil
Income Tax [Line Items]
Tax holiday		$ 1,792	$ 6,829
Tax holiday, income tax benefits per share (in dollars per share)		$ 0.02	$ 0.09
Colombian Tax Authority | Subsequent Event
Income Tax [Line Items]
Income tax penalties					$ 3,694
Administración Federal de Ingresos Públicos
Income Tax [Line Items]
Tax holiday		$ 2,185	$ 839	$ 334
Tax holiday, income tax benefits per share (in dollars per share)		$ 0.03
Tax holiday, income tax expense per share (in dollars per share)			$ 0.01
Mexican Tax Authority
Income Tax [Line Items]
Tax benefit related to transactional taxes		$ 14,256
Tax settlement, income tax benefit		13,241
Net Operating Loss Carryforwards, Not Likely To Be Realized
Income Tax [Line Items]
Valuation allowance		$ 44,774